OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other provisions, Current and Non current
Other provisions, current	$ 2,068,984	$ 3,485,613
Other provisions, non-current	67,038,566	58,966,913
Total	69,107,550	62,452,526	$ 65,624,166
Litigation
Other provisions, Current and Non current
Total	$ 69,107,550	$ 62,452,526